Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 1,346	$ 1,627
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses and leases		230
Depreciation	208	211
Amortization, net	(92)	(66)
Deferred income tax (benefit)	3	623
Revaluation of net deferred tax asset	979
Net loss on sales of securities
Originations of loans held for sale	(22,777)	(24,219)
Proceeds from sale of loans held for sale	24,540	22,430
Net gains on sales of loans	(75)	(134)
Loss on disposal of premises and equipment		16
Gain (loss) on sale of foreclosed assets	7	(4)
Earnings on bank owned life insurance	(135)	(133)
Stock-based compensation expense	246	122
Net change in:
Accrued interest receivable and other assets	(594)	899
Accrued interest payable and other liabilities	295	190
Net cash from operating activities	3,951	1,792
Cash flows from investing activities:
Net increase in interest-bearing deposits in other financial institutions		(100)
Available-for-sale securities:
Maturities, prepayments and calls	2,687	1,261
Purchases	(504)	(5,981)
Loan and lease originations and payments, net	(59,964)	(49,056)
Proceeds from the sale of loans		1,124
Additions to premises and equipment	(312)	(47)
Purchase of FRB Stock	(1,285)
Proceeds from the sale of foreclosed assets		200
Net cash used by investing activities	(59,378)	(52,599)
Cash flows from financing activities:
Net change in deposits	43,664	84,881
Proceeds from FHLB advances	34,250	37,700
Repayments on FHLB advances	(34,250)	(38,700)
Net change in advances by borrowers for taxes and insurance	81	(248)
Cash dividends paid on Series B preferred stock	(750)	(750)
Exercise of warrants to common stock	38
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(49)
Purchase of treasury shares		(30)
Net cash from financing activities	42,984	82,853
Net change in cash and cash equivalents	(12,443)	32,046
Beginning cash and cash equivalents	57,941	25,895
Ending cash and cash equivalents	45,498	57,941
Supplemental cash flow information:
Interest paid	3,534	3,061
Income tax paid	1,230	70
Supplemental noncash disclosures:
Transfers from loans to repossessed assets		204
Loans issued to finance the sale of repossessed assets	197	1,440
Dividends payable on Series B preferred stock		$ 187
Investment payable on limited partnerships	$ 492